                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:    9/30/06
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Birinyi Associates, Inc.
          ---------------------------------------------
 Address:   PO Box 711
          ---------------------------------------------
            Westport, CT 06881
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      Jeffrey Rubin
          ---------------------------------------------
 Title:     Director of Research
          ---------------------------------------------
 Phone:     203-341-0833
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ Jeffrey Rubin        Westport, CT                     11/9/06
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:              0
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total:     $317,689,837
                                         -------------------
                                             (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

            Form 13F Information Table - Birinyi Associates 9/30/06

Column 1                                       Column 2    Column 3  Column 4      Column 5      Column 6       Column 8
------------------------------------------- -------------- --------- --------- ---------------- ---------- ------------------
                                                                                                            Voting authority
                                                                       Value   Shrs or SH/ Put/ Investment ------------------
Name of Issuer                              Title of class  CUSIP    (x $1000) prn amt PRN Call discretion  Sole  Shared None
------------------------------------------- -------------- --------- --------- ------- --- ---- ---------- ------ ------ ----
Apple Computer Inc                          COMMON STOCK   037833100  $ 3,152  40,950              SOLE    40,950
AllianceBernstein Holding LP                 PARTNERSHIP   01881G106  $   776  11,250              SOLE    11,250
Aetna Inc                                   COMMON STOCK   00817Y108  $   336   8,500              SOLE     8,500
American International Group Inc            COMMON STOCK   026874107  $ 1,276  19,250              SOLE    19,250
Amgen Inc                                   COMMON STOCK   031162100  $   474   6,622              SOLE     6,622
Allegheny Technologies Inc                  COMMON STOCK   01741R102  $   317   5,100              SOLE     5,100
American Express Co                         COMMON STOCK   025816109  $ 2,275  40,570              SOLE    40,570
Boeing Co                                   COMMON STOCK   097023105  $ 2,326  29,500              SOLE    29,500
Bank of America Corp                        COMMON STOCK   060505104  $ 1,627  30,378              SOLE    30,378
Best Buy Co Inc                             COMMON STOCK   086516101  $   382   7,125              SOLE     7,125
BlackRock Inc/New York                      COMMON STOCK   09247X101  $   522   3,500              SOLE     3,500
BP Prudhoe Bay Royalty Trust                ROYALTY TRUST  055630107  $ 1,176  16,000              SOLE    16,000
Berkshire Hathaway Inc                      COMMON STOCK   084670108  $ 1,629      17              SOLE        17
Bear Stearns Cos Inc/The                    COMMON STOCK   073902108  $ 2,347  16,750              SOLE    16,750
Citigroup Inc                               COMMON STOCK   172967101  $ 3,525  70,963              SOLE    70,963
Caterpillar Inc                             COMMON STOCK   149123101  $ 2,862  43,500              SOLE    43,500
Countrywide Financial Corp                  COMMON STOCK   222372104  $   420  12,000              SOLE    12,000
Chicago Mercantile Exchange Holdings Inc    COMMON STOCK   167760107  $ 3,587   7,500              SOLE     7,500
Cummins Inc                                 COMMON STOCK   231021106  $ 1,359  11,400              SOLE    11,400
ConocoPhillips                              COMMON STOCK   20825C104  $ 1,489  25,006              SOLE    25,006
Cisco Systems Inc                           COMMON STOCK   17275R102  $   327  14,225              SOLE    14,225
Chevron Corp                                COMMON STOCK   166764100  $ 3,254  50,170              SOLE    50,170
Deere & Co                                  COMMON STOCK   244199105  $   902  10,750              SOLE    10,750
DIAMONDS Trust Series I                          ETF       252787106  $ 4,781  40,950              SOLE    40,950
Walt Disney Co                              COMMON STOCK   254687106  $   232   7,500              SOLE     7,500
Dow Chemical Co/The                         COMMON STOCK   260543103  $   285   7,300              SOLE     7,300
Consolidated Edison Inc                     COMMON STOCK   209115104  $   463  10,020              SOLE    10,020
iShares MSCI EAFE Index Fund                     ETF       464287465  $   305   4,500              SOLE     4,500
Enerplus Resources Fund                         UNIT       29274D604  $   453   9,000              SOLE     9,000
FedEx Corp                                  COMMON STOCK   31428X106  $ 3,551  32,675              SOLE    32,675
Fluor Corp                                  COMMON STOCK   343412102  $   365   4,750              SOLE     4,750
General Electric Co                         COMMON STOCK   369604103  $ 1,548  43,850              SOLE    43,850
General Motors Corp                         COMMON STOCK   370442105  $   249   7,500              SOLE     7,500
Google Inc                                  COMMON STOCK   38259P508  $15,775  39,250              SOLE    39,250
Goldman Sachs Group Inc                     COMMON STOCK   38141G104  $ 4,094  24,200              SOLE    24,200
Halliburton Co                              COMMON STOCK   406216101  $   384  13,500              SOLE    13,500
Hansen Natural Corp                         COMMON STOCK   411310105  $   260   8,000              SOLE     8,000
Hewlett-Packard Co                          COMMON STOCK   428236103  $   504  13,750              SOLE    13,750
International Business Machines Corp        COMMON STOCK   459200101  $ 1,368  16,700              SOLE    16,700
iShares Lehman 7-10 Year Treasury Bond Fund      ETF       464287440  $   415   5,000              SOLE     5,000
Intel Corp                                  COMMON STOCK   458140100  $   354  17,200              SOLE    17,200
iShares Russell 2000 Index Fund                  ETF       464287655  $   432   6,000              SOLE     6,000
Johnson & Johnson                           COMMON STOCK   478160104  $   554   8,528              SOLE     8,528
Kellogg Co                                  COMMON STOCK   487836108  $   248   5,000              SOLE     5,000
Coca-Cola Co/The                            COMMON STOCK   191216100  $   268   6,000              SOLE     6,000
Lehman Brothers Holdings Inc                COMMON STOCK   524908100  $ 1,588  21,500              SOLE    21,500
Legg Mason Inc                              COMMON STOCK   524901105  $ 1,019  10,100              SOLE    10,100
McDonald's Corp                             COMMON STOCK   580135101  $   237   6,050              SOLE     6,050
Merrill Lynch & Co Inc                      COMMON STOCK   590188108  $ 1,455  18,600              SOLE    18,600
3M Co                                       COMMON STOCK   88579Y101  $   891  11,970              SOLE    11,970
Altria Group Inc                            COMMON STOCK   02209S103  $ 4,122  53,850              SOLE    53,850
Morgan Stanley                              COMMON STOCK   617446448  $ 1,028  14,100              SOLE    14,100
Microsoft Corp                              COMMON STOCK   594918104  $ 1,356  49,596              SOLE    49,596
Neomedia Technologies Inc                   COMMON STOCK   640505103  $     1  10,000              SOLE    10,000
New Century Financial Corp                  COMMON STOCK   6435EV108  $ 1,651  42,000              SOLE    42,000
Nokia OYJ                                        ADR       654902204  $   221  11,200              SOLE    11,200
Nucor Corp                                  COMMON STOCK   670346105  $   203   4,100              SOLE     4,100
NVR Inc                                     COMMON STOCK   62944T105  $ 1,766   3,300              SOLE     3,300
NYSE Group Inc                              COMMON STOCK   62949W103  $   262   3,500              SOLE     3,500
Oil Service HOLDRs Trust                         ETF       678002106  $ 2,370  18,250              SOLE    18,250

Column 1                               Column 2    Column 3  Column 4      Column 5      Column 6       Column 8
----------------------------------- -------------- --------- --------- ---------------- ---------- -------------------
                                                                                                    Voting authority
                                                               Value   Shrs or SH/ Put/ Investment -------------------
Name of Issuer                      Title of class  CUSIP    (x $1000) prn amt PRN Call discretion  Sole   Shared None
----------------------------------- -------------- --------- --------- ------- --- ---- ---------- ------- ------ ----
People's Bank/Bridgeport CT          COMMON STOCK  710198102  $ 1,124   28,371             SOLE     28,371
Phelps Dodge Corp                    COMMON STOCK  717265102  $ 3,468   40,950             SOLE     40,950
Pfizer Inc                           COMMON STOCK  717081103  $   638   22,500             SOLE     22,500
Procter & Gamble Co                  COMMON STOCK  742718109  $ 1,051   16,950             SOLE     16,950
Progressive Corp/The                 COMMON STOCK  743315103  $   985   40,150             SOLE     40,150
PrimeWest Energy Trust                   UNIT      741930309  $   803   32,600             SOLE     32,600
Qualcomm Inc                         COMMON STOCK  747525103  $   533   14,650             SOLE     14,650
Nasdaq-100 Trust Series 1                ETF       631100104  $   407   10,000             SOLE     10,000
Transocean Inc                       COMMON STOCK    2821287  $   439    6,000             SOLE      6,000
Rydex S&P Equal Weight ETF               ETF       78355W106  $ 2,985   67,200             SOLE     67,200
Raytheon Co                          COMMON STOCK  755111507  $   240    5,000             SOLE      5,000
Sears Holdings Corp                  COMMON STOCK  812350106  $ 1,423    9,000             SOLE      9,000
SAN Juan Basin Royalty TR               TRUST      798241105  $   953   26,970             SOLE     26,970
Schlumberger Ltd                     COMMON STOCK  806857108  $ 2,128   34,300             SOLE     34,300
SPDR Trust Series 1                      ETF       78462F103  $19,785  148,110             SOLE    148,110
Sunoco Inc                           COMMON STOCK  86764P109  $   622   10,000             SOLE     10,000
AT&T Inc                             COMMON STOCK  00206R102  $   636   19,522             SOLE     19,522
Texas Instruments Inc                COMMON STOCK  882508104  $   913   27,450             SOLE     27,450
Tyco International Ltd               COMMON STOCK  902124106  $   273    9,750             SOLE      9,750
Unilever NV                          COMMON STOCK  904784709  $   778   31,700             SOLE     31,700
UST Inc                              COMMON STOCK  902911106  $ 1,055   19,250             SOLE     19,250
United Technologies Corp             COMMON STOCK  913017109  $ 2,344   37,000             SOLE     37,000
Valero Energy Corp                   COMMON STOCK  91913Y100  $ 1,817   35,300             SOLE     35,300
Vornado Realty Trust                     REIT      929042109  $   937    8,600             SOLE      8,600
Verizon Communications Inc           COMMON STOCK  92343V104  $   299    8,064             SOLE      8,064
Windstream Corp                      COMMON STOCK  97381W104  $   165   12,500             SOLE     12,500
Wal-Mart Stores Inc                  COMMON STOCK  931142103  $   948   19,212             SOLE     19,212
United States Steel Corp             COMMON STOCK  912909108  $ 1,154   20,000             SOLE     20,000
Health Care Select Sector SPDR Fund      ETF       81369Y209  $   282    8,500             SOLE      8,500
Exxon Mobil Corp                     COMMON STOCK  30231G102  $ 4,494   66,976             SOLE     66,976
Yahoo! Inc                           COMMON STOCK  984332106  $   299   11,840             SOLE     11,840